INCOME AND EXPENSES ITEMS	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
INCOME AND EXPENSES ITEMS	INCOME AND EXPENSES ITEMS
7(a)    Other operating income

	2023	2022	2021
	US$’000	US$’000	US$’000
Gain on disposal of investment property	—	271	—
Gain on disposal of assets classified as held for sale	—	240	—
Gain on disposal of property, plant, and equipment	39	132	318
Rental income	323	254	179
Other operating income – others	71	129	90
Total other operating income	433	1,026	587
7(b)    Other operating expenses

	2023	2022	2021
	US$’000	US$’000	US$’000
Impairment of property, plant, and equipment	—	—	7
Other operating expenses – others	—	3	—
Total other operating expenses	—	3	7
7(c)    Net impairment loss on financial and contract assets

	2023	2022	2021
	US$’000	US$’000	US$’000
Impairment for trade receivables(Note 12(a))	75	509	205
Impairment for trade receivables for related parties(Note 24(b))	4,565	—	15
Reversal of impairment for trade receivables for related parties	—	(1)	—
Total net impairment loss on financial and contract assets	4,640	508	220
7(d)    Finance costs

	2023	2022	2021
	US$’000	US$’000	US$’000
Interest on loans and borrowings	2,301	1,408	1,027
Interest on leases liabilities	98	80	70
Total interest expenses	2,399	1,488	1,097
Bank charges	128	162	154
Total finance costs	2,527	1,650	1,251
7(e)    Finance income

	2023	2022	2021
	US$’000	US$’000	US$’000
Interest income	205	120	123
Total finance income	205	120	123
7(f)    Other income

	2023	2022	2021
	US$’000	US$’000	US$’000
Government grants	74	639	271
Net gain on financial instruments	196	33	259
Dividend income	97	97	106
Other income	203	120	35
Total other income	570	889	671
7(g)    Depreciation, amortization and lease expense included in the consolidated income statements

	2023	2022	2021
	US$’000	US$’000	US$’000
Included in cost of sales:
Depreciation – property, plant and equipment	4,077	4,278	3,863
Depreciation – right of use assets	133	133	127
Amortization – intangible assets	26	24	21
Lease expenses	1	1	1
Included in selling expenses:
Depreciation – property, plant and equipment	133	116	108
Depreciation – right of use assets	197	167	144
Amortization – intangible assets	—	—	—
Lease expenses	1	1	1
Included in general and administrative expenses:
Depreciation – property, plant and equipment	580	538	619
Depreciation – right of use assets	456	382	390
Amortization – intangible assets	28	21	26
Depreciation – investment properties	168	176	196
Lease expenses	14	12	4
Included in research and development expenses:
Depreciation – property, plant and equipment	409	—	—
Depreciation – right of use assets	4	—	—
	6,227	5,849	5,500
7(h)    Employee benefits expenses

	2023	2022	2021
	US$’000	US$’000	US$’000
Included in cost of sales:
Wages and salaries	12,207	12,555	14,088
Labor and health insurance costs	79	79	77
Pension costs	833	886	828
Other employee benefits	750	734	843
Included in selling expenses:
Wages and salaries	4,221	3,881	4,191
Labor and health insurance costs	10	9	8
Pension costs	359	337	360
Other employee benefits	33	25	36
Included in general and administrative expenses:
Wages and salaries	8,116	7,950	8,435
Labor and health insurance costs	144	103	104
Pension costs	669	608	661
Director fees	323	412	587
Other employee benefits	161	138	222
Included in research and development expenses:
Wages and salaries	676	—	—
Labor and health insurance costs	16	—	—
Pension costs	42	—	—
Other employee benefits	15	—	—
Total employee benefits expenses	28,654	27,717	30,440